Share capital (Details 3) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Exercise Price warrants Outstanding	$ 5.05	$ 5.48	$ 5.50
Number of warrants Outstanding	10,324,043	6,482,093	6,956,795
Warrants by expiry date at May 20th 2023.
Statement [Line Items]
Exercise Price warrants Outstanding		$ 16.08	$ 16.08
Number of warrants Outstanding		7,311
Warrants by expiry date at June 23rd 2023.
Statement [Line Items]
Exercise Price warrants Outstanding		$ 2.5	2.5
Number of warrants Outstanding		100,000
Warrants by expiry date at July 24th 2023.
Statement [Line Items]
Exercise Price warrants Outstanding		$ 13.07	$ 13.07
Number of warrants Outstanding		3,357	3,357
Warrants by expiry date at September 11th 2023.
Statement [Line Items]
Exercise Price warrants Outstanding		$ 5.43	$ 5.43
Number of warrants Outstanding		22,382	22,382
Warrants by expiry date at May 4th 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 26.73	$ 26.73
Number of warrants Outstanding	3,730	3,730
Warrants by expiry date at May 10th 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 26.73	$ 26.73
Number of warrants Outstanding	1,865	1,865
Warrants by expiry date at May 17th, 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 26.73	$ 26.73
Number of warrants Outstanding	3,730	3,730
Warrants by expiry date at May 31st 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 26.73	$ 26.73
Number of warrants Outstanding	1,865	1,865
Warrants by expiry date at August 6th, 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 5.63	$ 5.77	$ 5.40
Number of warrants Outstanding	1,381,215	1,381,215	1,381,215
Warrants by expiry date at October 20th, 2025.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 3.44	$ 3.52	$ 3.30
Number of warrants Outstanding	3,454,543	3,454,543	3,454,543
Warrants by expiry date at January 16th 2026.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 26.73	$ 26.73
Number of warrants Outstanding	1,722	1,722
Warrants by expiry date at January 20th 2026.
Statement [Line Items]
Exercise Price warrants Outstanding	$ 26.73	$ 26.73
Number of warrants Outstanding	373	373
Warrants by expiry date at May 24th 2022 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding			$ 18.09
Number of warrants Outstanding			163,535
Warrants by expiry date at September 15th 2022.
Statement [Line Items]
Exercise Price warrants Outstanding			$ 4.42
Number of warrants Outstanding			199,005
Warrants by expiry date at November 30th 2022.
Statement [Line Items]
Exercise Price warrants Outstanding			$ 1.21
Number of warrants Outstanding			46,242
Warrants by expiry date at December 31st 2022.
Statement [Line Items]
Exercise Price warrants Outstanding			$ 2.43
Number of warrants Outstanding			65,920
Warrants by expiry date at June 8th 2025.
Statement [Line Items]
Exercise Price warrants Outstanding		$ 9.65
Number of warrants Outstanding		1,500,000
WarrantsByExpiryDateAtFebruary 27Th2027 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 2.31
Number of warrants Outstanding	400,000
Warrants By Expiry Date At May15 Th2028 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1.50
Number of warrants Outstanding	500,000
Warrants By Expiry Date At March14 Th 2024 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 2.45
Number of warrants Outstanding	200,000
Warrants B yExpiry Date At March 14 Th 2024 One [Member
Statement [Line Items]
Exercise Price warrants Outstanding	$ 5.63
Number of warrants Outstanding	100,000
Warrants By Expiry Date At March14 Th 2024 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 10.58
Number of warrants Outstanding	200,000
Warrants ByExpiry Date At March 30 Th 2024 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1.98
Number of warrants Outstanding	50,000
Warrants ByExpiry Date At March 30 Th 2024 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 3.97
Number of warrants Outstanding	250,000
Warrants ByExpiry Date At March 30 Th 2024 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 5.45
Number of warrants Outstanding	250,000
Warrants By Expiry Date At February 27 Th 2027 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 5.29
Number of warrants Outstanding	400,000
Warrants By Expiry Date At February 27 Th 2027 Two [Member
Statement [Line Items]
Exercise Price warrants Outstanding	$ 10.58
Number of warrants Outstanding	200,000
Warrants By Expiry Date At March 15 Th 2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 3.00
Number of warrants Outstanding	37,500
WarrantsByExpiryDateAtMarch24Th2025 [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 2.31
Number of warrants Outstanding	400,000
Warrants By Expiry Date At March 24 Th 2025 One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 5.29
Number of warrants Outstanding	400,000
Warrants By Expiry Date At March 24 Th 2025 Two [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 10.58
Number of warrants Outstanding	200,000
WarrantsByExpiryDateAtMarch15Th2025One [Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 3.00
Number of warrants Outstanding	37,500
WarrantsByExpiryDateAtMarch23Th2025 Member]
Statement [Line Items]
Exercise Price warrants Outstanding	$ 1.50
Number of warrants Outstanding	50,000